Property, Furniture and Equipment - Summary of property, plant and equipment (Detail) - PEN (S/) S/ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		S/ 2,280,123	S/ 2,573,140
Additions other than through business combinations, property, plant and equipment		30,098	23,857
Ending balance		2,306,431	2,469,691
Property, plant and equipment		2,306,431	2,469,691
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,846,497	3,060,216
Additions other than through business combinations, property, plant and equipment	[1]	40,842	35,765
Exchange difference		49,151	(89,211)
Transfers from right of use of assets			2,065
Disposals		(198)	(133)
Write-off		(3,081)	(2,178)
Reclassifications from intangibles assets		(8)	63
Ending balance		2,933,203	3,006,587
Property, plant and equipment		2,933,203	3,006,587
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(566,374)	(487,076)
Additions other than through business combinations, property, plant and equipment		(57,014)	(59,840)
Exchange difference		(6,290)	9,571
Transfers from right of use of assets			(1,030)
Disposals		140	114
Write-off		2,766	1,365
Ending balance		(626,772)	(536,896)
Property, plant and equipment		S/ (626,772)	S/ (536,896)

[1]	During the six months ended June 30, 2025, the Group acquired assets with a cost of S/ 30,098 thousand (assets for S/ 23,857 thousand during the six months ended at June 30, 2024). During the six months ended at June 30, 2025, the additions of constructions in progress totaled S/ 10,744 thousand (S/ 11,908 thousand during the six months ended June 30, 2024) corresponding to real estate projects related to the expansion of Clínica Delgado, Clínica Miraflores and Clínica Vallesur in Peru. In addition, include costs related to the remodeling of the clinics Barranquilla, Monteria and Medellin and costs for projects related to the remodeling of the hospitals in Mexico.